Note 11 - Taxation (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Income tax expenses [Text Block]
	Year Ended June 30		Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2021	2020	2019	2019
Current tax
U.K. corporation tax	-	-	-	29
Foreign tax	(848)	53	(162)	(217)
Total current tax	(848)	53	(162)	(188)

Deferred tax
Current year
U.K. tax	(51)	(202)	-	267
Foreign tax	1,014	(564)	70	(636)
Total deferred tax	963	(766)	70	(369)

Total income tax	115	(713)	(92)	(557)

Reconciliation of accounting profit multiplied by applicable tax rates [Text Block]
	Year Ended June 30		Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2021	2020	2019	2019
Loss before income tax	(8,073)	(4,390)	(1,354)	(10,666)
Group weighted average corporation tax rate	22.2%	24.6%	22.0%	21.8%
Tax at standard rate	1,789	1,080	297	2,325
Effects of:
Expenses that are not deductible for tax purposes	(833)	(106)	(49)	41
Adjustment to prior year tax provisions. assets	137	-	-	(64)
Deferred tax assets not recognized on tax losses	(978)	(1,687)	(340)	(2,859)
Total income tax for the period
Recognized in the Consolidated Statement of Comprehensive Income	115	(713)	(92)	(557)

Deferred tax [Text Block]
	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Deferred tax assets	2,495	1,347	2,113	2,054
Deferred tax liabilities	(411)	-	(1)	(1)
Net deferred tax asset	2,084	1,347	2,112	2,053

Deferred tax assets and liabilities [Text Block]
Deferred tax assets	Tax losses	Other timing differences	Total
March 31, 2019	1,005	1,049	2,054
Credit to comprehensive income	-	59	59
June 30, 2019	1,005	1,108	2,113
Charged to comprehensive income	(191)	(575)	(766)
June 30, 2020	814	533	1,347
Credit to comprehensive income	776	109	885
Acquisitions	263	-	263
June 30, 2021	1,853	642	2,495
Deferred tax liabilities	Accelerated allowances	Other timing differences	Total
June 30, 2019	(1)	-	(1)
Credit to comprehensive income	1	-	1
June 30, 2020	-	-	-
Credit to comprehensive income	-	78	78
Acquisitions of subsidiary (Note 12)	-	(489)	(489)
June 30, 2021	-	(411)	(411)